Investments in equity investees (Tables)	12 Months Ended
Dec. 31, 2021
Investments in equity investees
Schedule of investments in equity investees

	As of December 31,
	2020	2021
	RMB	RMB
Investments accounted for under equity method:
ZTO Supply Chain Management Co., Ltd. (“ZTO LTL”) (1)	63,224	70,198
ZTO Yun Leng Network Technology (Zhejiang) Co., Ltd. ("ZTO YL") (2)	9,120	75,979
Others(3)	170,606	274,622
Total investments accounted for under the equity method	242,950	420,799
Investments accounted for as equity investments without readily determinable fair values:
Cai Niao Smart Logistics Network Limited ("Cai Niao") (4)	1,049,893	1,026,926
Zhejiang Yizhan Network Technology Co., Ltd. (“Cainiao Post”) (4)	1,075,000	1,075,000
Zhijiang New Industries Limited (“ZJ New Industries”) (4)	500,000	500,000
ZTO Supply Chain Management Co., Ltd. (“ZTO LTL”) (1)	218,275	550,300
Others	138,345	157,423
Total investments accounted for equity investments without readily determinable fair values	2,981,513	3,309,649
Total investments in equity investees	3,224,463	3,730,448
(1)	ZTO LTL

On August 22, 2016, the Company entered into an investment agreement with ZTO LTL and Mr. Jianfa Lai to invest cash of RMB54,000 in exchange of 18% ordinary shares in ZTO LTL. ZTO LTL is engaged in provision of less-than-truckload transportation services in China. The principal shareholders of ZTO LTL are also the principal shareholders of the Company. Owing to the shareholders' structure of ZTO LTL, the Company has significant influence over ZTO LTL's operating activities. Therefore, the investment is accounted for using the equity method. In August 2017, the Company increased investment in ZTO LTL by RMB36,000 to maintain its equity interest in ZTO LTL at 18%. In 2018, ZTO LTL went through a restructuring and as a result, became a wholly owned subsidiary of ZTO Freight (Cayman) Inc. (“ZTO Freight”), a newly established Cayman company by shareholders of ZTO LTL. The Company held 18% equity in ZTO Freight after the restructuring.

In May 2018, May 2020 and December 2021, the Company invested US$19,000 (approximately RMB130,150), US$12,715 (approximately RMB90,243) and US$52,102 (approximately RMB331,807) in cash, respectively, to acquire ZTO Freight’s newly issued series A, series A+ and series B preferred shares. The investment in ZTO Freight's preferred shares is accounted for under the Measurement Alternative as the underlying preferred shares were not considered in-substance common stock and had no readily determinable fair value.

8. Investments in equity investees (Continued)

(2)	ZTO YL

The Company invested RMB10,000 and RMB80,000 in ZTO YL in 2020 and 2021, respectively. The capital contribution made by the Company represented 18% equity interest of ZTO YL. The Company has ability to exercise significant influence over operating and financial policies on ZTO YL. Therefore, the investment is accounted for using the equity method.

(3)	Other investments accounted for under equity method

The Company invested in some other companies that are mainly in the logistic industry. The Company has ability to exercise significant influence over operating activities of these investees but doesn’t have controlling financial interest in these investees. Therefore, the investments are accounted for using the equity method.

(4)	Investments accounted for as equity investments without readily determinable fair values

In May 2013, the Company obtained 1% equity interests in Cai Niao, which provides a platform that connects with a network of logistics providers through a proprietary logistics information system and facilitates the delivery of packages across the PRC. During the fourth quarter of 2019, the Company further invested RMB150,485 in Cai Niao in connection with a new round of financing completed in 2019, which represented an observable price change in an orderly transaction for Cai Niao equity interest and resulted in an unrealized gain of RMB754,468 recorded in other income (expense) in the consolidated statement of comprehensive income for the year ended December 31, 2019. Since the Company cannot exercise significant influence over the investment and therefore the investment was accounted for as equity investments without readily determinable fair values.